Advances to suppliers	12 Months Ended
Jun. 30, 2023
Advances To Suppliers [Abstract]
Advances to suppliers	Advances to suppliers Advances to suppliers arise from the “Cash purchases” modality, in which the Group advances payments to suppliers of agricultural inputs at the beginning of a harvest and before the actual physical delivery of the products. These advances are short-term and are part of the strategy of formation of margins and guarantee of quality and product supply.